SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Actual results may differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Significant estimates include the fair value of derivative instruments, stock-based compensation, recognition of clinical trial costs and other accrued liabilities. Actual results may differ from those estimates.

Research and Development Expense, Policy [Policy Text Block]
Research and Development

Research and development costs are charged to expense as incurred. Our research and development expenses consist primarily of expenditures for manufacturing, clinical trials, employee compensation and consulting costs and expenses.

We incurred research and development expenses of approximately $0.8 million and $0.7 million for the three months ended September 30, 2014 and 2013, respectively. We incurred research and development expenses of approximately $2.8 million and $2.3 million for the nine months ended September 30, 2014 and 2013, respectively.

Research and Development

Research and development costs are charged to expense as incurred. Our research and development expenses consist primarily of expenditures for toxicology and other studies, manufacturing, clinical trials, compensation and consulting costs.

We incurred research and development expenses of $2.7 million, $2.9 million and $16.7 million for the years ended December 31, 2013 and 2012, and from November 21, 2003 (inception) through December 31, 2013, respectively.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents

For purposes of the statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity date of three months or less to be cash equivalents. We maintain our cash in bank deposit accounts which, at times, may exceed applicable government mandate insurance limits. We have not experienced any losses in our accounts.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents. The Company places its cash and temporary cash investments with credit quality institutions. At times, such investments may exceed applicable government mandated insurance limits. Cash and cash equivalents were $3.6 million and $2.3 million at December 31, 2013 and 2012, respectively.

We currently outsource all manufacturing of our clinical supplies to single source manufactures. We also have a single source supplier for the active ingredient in our prodrug compounds, including G-202. A change in these suppliers could cause a delay in manufacturing and/or clinical trials, which would adversely affect our Company.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Intangible Assets

Intangible assets consist of licensed technology, patents, and patent applications (see Note 5). The assets associated with licensed technology are recorded at cost and are being amortized on the straight line basis over their estimated useful lives of twelve to seventeen years.

Property, Plant and Equipment, Policy [Policy Text Block]
Office Equipment

Office equipment is stated at cost less accumulated depreciation.  Depreciation is calculated on the straight line basis over the estimated useful lives of the assets of three to five years.  Expenditures for repair and maintenance which do not materially extend the useful lives of property and equipment are charged to expense. When property or equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the respective accounts with the resulting gain or loss reflected in operations. Management periodically reviews the carrying value of its office equipment for impairment.

Depreciation expense was approximately $6,000 and $4,000 for the years ended December 31, 2013 and 2012, respectively.

Earnings Per Share, Policy [Policy Text Block]
Loss per Share

Basic loss per share is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share. The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of September 30, 2014 and 2013, as they would be anti-dilutive:

	Nine months ended September 30,
	2014	2013
Shares underlying options outstanding	8,425,095	6,011,023
Shares underlying warrants outstanding	19,897,928	10,266,597
Shares underlying convertible notes outstanding	268,117	259,296
	28,591,140	16,536,916

Loss per Share

Basic loss per share is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share.

The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2013 and 2012, as they would be anti-dilutive:

	Year Ended December 31,
	2013	2012
Shares underlying options outstanding	6,050,623	4,674,628
Shares underlying warrants outstanding	10,216,597	8,513,984
Shares underlying convertible notes outstanding	261,519	252,698
	16,528,739	13,441,310

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

Our short-term financial instruments, including cash, accounts payable and other liabilities, consist primarily of instruments with maturities of three months or less when acquired. We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts.

Warrant derivative liability consists of certain of our warrants with anti-dilution provisions. We use the Black-Scholes option-pricing model to value our warrant derivative liability which incorporates our stock price, volatility, U.S. risk-free interest rate, dividend rate, and estimated life.

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, accounts payable and other liabilities, consist primarily of instruments without extended maturities. We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts.

Warrant derivative liability consists of certain of our warrants with anti-dilution provisions. The Company uses the Black-Scholes option-pricing model to value its warrant derivative liability which incorporate the Company’s stock price, volatility, U.S. risk-free interest rate, dividend rate, and estimated life.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

Valuation Hierarchy - GAAP establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.
Level 3: Unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. We previously recorded a warrant derivative liability for warrants with non-standard anti-dilution provisions. These warrants were either exercised or expired as of September 30, 2014.

Fair Value Measurements

The U.S. GAAP Valuation Hierarchy establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The Company previously had recorded a warrant derivative liability for warrants with anti-dilution provisions, which all the respective warrants were either exercised or expired as of December 31, 2013. The table below summarizes the fair values of our financial liabilities as of December 31, 2012 (in thousands):

	Fair Value at
	December 31,	Fair Value Measurement Using
	2012	Level 1	Level 2	Level 3

Warrant derivative liability	$1,176	$—	$—	$1,176

The reconciliation of the warrant derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	2013	2012
Balance at beginning of year	$1,176	$1,734
Loss (gain) on change in fair value of warrant liability	(1,096)	50
Reclassification to equity upon exercise of warrants	(80)	(608)
Balance at end of year	$—	$1,176

Income Tax, Policy [Policy Text Block]
Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which the related temporary difference becomes deductible.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

We measure the cost of employee services received in exchange for equity awards based on the grant-date fair value of the awards. All awards under our stock-based compensation programs are accounted for at fair value and that cost is recognized over the period during which an employee is required to provide service in exchange for the award (the vesting period).

Compensation expense for options granted to non-employees is determined in accordance with the fair value of the consideration received or the fair value of the equity instruments issued, whichever is a more reliable measurement. Compensation expense for awards granted to non-employees is re-measured on each accounting period.

Determining the appropriate fair value of stock-based compensation requires the input of subjective assumptions, including the expected life of the stock-based compensation and the volatility of our stock price. We use the Black-Scholes option-pricing model to value our stock option awards which incorporates our stock price, volatility, U.S. risk-free interest rate, dividend rate, and estimated life.

Stock-Based Compensation

The Company measures the cost of employee services received in exchange for an equity award based on the grant-date fair value of the award. All grants under our stock-based compensation programs are accounted for at fair value and that cost is recognized over the period during which an employee is required to provide service in exchange for the award (the vesting period).

Compensation expense for options granted to non-employees is determined in accordance with the standard as the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measured. Compensation expense for awards granted to non-employees is re-measured each period.

Determining the appropriate fair value of the stock-based compensation requires the input of subjective assumptions, including the expected life of the stock-based payment and stock price volatility.  The Company uses the Black-Scholes option-pricing model to value its stock option awards which incorporate the Company’s stock price, volatility, U.S. risk-free rate, dividend rate, and estimated life.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain prior year balances have been reclassified to conform to current year presentation.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In August 2014, the FASB issued Accounting Standards Update “ASU” 2014-15 on “Presentation of Financial Statements Going Concern (Subtopic 205-40) – Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”. This Update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern or to provide related footnote disclosures. The amendments require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. The amendments in this Update are effective for public and nonpublic entities for annual periods ending after December 15, 2016. We are currently assessing the impact of the adoption of ASU 2014-15, and we have not yet determined the effect of the standard on our ongoing financial reporting.

In June 2014, the FASB issued ASU 2014-10 Development Stage Entities (Topic 915). ASU 2014-10 removes all incremental financial reporting requirements from U.S. GAAP for development stage entities. ASU 2014-10 should be applied retrospectively and is effective for fiscal years beginning after December 15, 2014. Early application is permitted for any annual reporting period or interim period for which the entity's financial statements have not yet been issued or made available for issuance. We have decided to adopt ASU 2014-10 early, accordingly all of the past disclosures and presentations for development stage accounting have been eliminated.

Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC, did not, or are not believed by management, to have a material impact on the Company's present or future financial statements.